Lease - Summary of Changes in Right-of-Use Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	₩ 8,740	₩ 5,737
Depreciation	(3,998)	(3,448)
Reassessment	(64)	2,019
Acquisitions/Additions	1,209	4,300
Disposals	(45)	(63)
Translation difference	116	195
Ending balance	5,958	8,740
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	6,698	3,904
Depreciation	(2,549)	(2,078)
Reassessment	1	2,018
Acquisitions/Additions	923	2,731
Disposals	(45)	(61)
Translation difference	39	184
Ending balance	5,067	6,698
Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	292	102
Depreciation	(231)	(187)
Reassessment	(52)	0
Acquisitions/Additions	55	378
Disposals	0	(2)
Translation difference	1	1
Ending balance	65	292
Others
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,750	1,731
Depreciation	(1,218)	(1,183)
Reassessment	(13)	1
Acquisitions/Additions	231	1,191
Disposals	0	0
Translation difference	76	10
Ending balance	₩ 826	₩ 1,750